PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated February 11, 2005

to the Prospectus for Class A, B and C Shares of PIMCO Domestic Stock Funds

Dated November 1, 2004

Disclosure Relating to the RCM Large-Cap Growth and

RCM Tax-Managed Growth Funds

In a supplement dated December 20, 2004, it was disclosed that the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) had approved an Agreement and Plan of Reorganization pursuant to which the RCM Large-Cap Growth Fund (the “Large-Cap Growth Fund”) would be reorganized on a tax-free basis with and into the RCM Tax-Managed Growth Fund (the “Tax-Managed Growth Fund”), subject to the approval of the shareholders of the Large-Cap Growth Fund. The proposed transaction between the Large-Cap Growth Fund and the Tax-Managed Growth Fund is referred to as the “Reorganization.”

PA Fund Management LLC (“PAFM”) has recommended that the proposal (the “Proposal”) that shareholders approve the Reorganization be withdrawn from consideration. Based upon that recommendation, the Board of Trustees has determined to withdraw the Proposal and is considering possible alternatives for the Fund.

In that connection, effective immediately, statements in the December 20, 2004 supplement regarding restrictions on sales and exchanges of the Large-Cap Growth Fund no longer apply, and shares of the Large-Cap Growth Fund are available for purchase and for exchanges from other PIMCO Funds, as described in the Prospectus.

Disclosure Relating to NACM Growth Fund

Effective January 1, 2005, the portfolio management of the NACM Growth Fund was transferred to a team led by Stacey R. Nutt and David J. Pavan. Messrs. Nutt and Pavan also serve as portfolio managers for the NACM International Fund and additional information about them may be found in the Prospectus under “Management of the Fund—Sub-Advisers.”

In connection with these changes, the disclosure in the Prospectus relating to the NACM Growth Fund (the “Fund”) is hereby revised as follows:

The first three paragraphs of the Fund Summary for the Fund are replaced with the following four paragraphs:

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in growth equity securities of U.S. companies with large market capitalizations. The Fund defines large capitalization companies as those with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index as measured at the time of purchase ($4.5 billion and greater as of December 31, 2004). The capitalization of the companies held by the Fund may fluctuate greatly as the market moves upwards or downwards.

The Fund’s portfolio managers focus on identifying the strongest investment opportunities in the U.S. large cap equity universe by applying a multidimensional research process that integrates a proprietary quantitative model overlaid with fundamental analysis. The process begins with

NACM’s quantitative research model, which estimates a rate of return for each stock in the investment universe based on an array of factors. The research model focuses on key characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions.

When determining whether they believe positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables including earnings acceleration and valuation measures. Once the portfolio mangers have assessed an investment opportunity for the presence of a positive catalyst and sustainability, they seek confirming signals that these changes are beginning to be recognized by the market through rising stock prices. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund’s investment objective and principal strategies.

In addition to the foregoing, the Fund’s Fund Summary and the Summary Information Table in the Prospectus are changed to indicate that the Fund’s approximate number of holdings is 50 to 80.

Disclosure Relating to the PIMCO NACM Value Fund

On December 30, 2004 (the “Liquidation Date”), the PIMCO NACM Value Fund (the “Fund”) was dissolved and its shares are no longer offered to the public.

Disclosure Relating to NFJ Dividend Value and NFJ Small-Cap Value Funds

Effective immediately, the Average Annual Total Returns table in the NFJ Dividend Value Fund Summary is revised by deleting the S&P 500 Index as the primary benchmark for the Fund and replacing it with the Russell 1000 Value Index, which the Adviser believes to be more representative of the Fund’s investment strategies. The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index. For periods ended December 31, 2003, the 1 Year and Fund Inception average annual total returns of the Russell 1000 Value Index were 30.03% and 3.08%, respectively.

Effective immediately, the Average Annual Total Returns table in the NFJ Small-Cap Value Fund Summary is revised by deleting the Russell 2000 Index as the primary benchmark for the Fund and replacing it with the Russell 2000 Value Index, which the Adviser believes to be more representative of the Fund’s investment strategies. The Russell 2000 Value Index is an unmanaged index that measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index. For periods ended December 31, 2003, the 1 Year, 5 Year, 10 Year and Fund Inception average annual total returns of the Russell 2000 Value Index were 46.03%, 12.28%, 12.70% and 15.31%, respectively.

Effective immediately, the description of the Lipper Small-Cap Value Funds Average in the Average Annual Total Returns table in the NFJ Small-Cap Value Fund Summary is amended and restated as follows:

“The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not take into account sales charges and is not itself weighted by the size of the funds.”

Disclosure Relating to NFJ Large-Cap Value Fund

Effective immediately, the NFJ Large-Cap Value Fund is changing the range of its portfolio holdings and the approximate capitalization range of those holdings. The disclosure in the NFJ Large-Cap Value Fund Summary and “Summary Information” table is revised to reflect the “Approximate Number of Holdings” as between “40-50” and the “Approximate Capitalization Range” as the “Largest 250 publicly traded companies.”

Effective immediately, the Prospectus is further supplemented by the following corresponding changes:

The first sentence of the first paragraph of the NFJ Large-Cap Value Fund Summary is amended and restated as follows: “The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities issued by large-capitalization companies, which the Fund considers to be the 250 largest publicly traded companies (in terms of market capitalization) in the United States, including ADRs (i.e., market capitalizations of approximately $10 billion and greater as of September 30, 2004).”

The first three sentences of the second paragraph of the NFJ Large-Cap Value Fund Summary are amended and restated as follows:

“The Fund classifies its investment universe of the 250 largest companies by industry. The portfolio managers then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 100 candidates, the portfolio managers select approximately 40-50 stocks for the Fund.”

The Average Annual Total Returns table in the NFJ Large-Cap Value Fund Summary is revised by deleting the Lipper Multi-Cap Value Funds Average as a benchmark for the Fund and replacing it with the Lipper Large-Cap Value Funds Average. The Lipper Large-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. It does not take into account sales charges and is not itself weighted by the size of the funds. For periods ended December 31, 2003, the 1 Year and Fund Inception average annual total returns of the Lipper Large-Cap Value Funds Average were 28.10% and 0.81%, respectively.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated February 11, 2005

to the Prospectus for Class D Shares of PIMCO Domestic Stock Funds

Dated November 1, 2004

Disclosure Relating to the RCM Large-Cap Growth and

RCM Tax-Managed Growth Funds

In a supplement dated December 20, 2004, it was disclosed that the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) had approved an Agreement and Plan of Reorganization pursuant to which the RCM Large-Cap Growth Fund (the “Large-Cap Growth Fund”) would be reorganized on a tax-free basis with and into the RCM Tax-Managed Growth Fund (the “Tax-Managed Growth Fund”), subject to the approval of the shareholders of the Large-Cap Growth Fund. The proposed transaction between the Large-Cap Growth Fund and the Tax-Managed Growth Fund is referred to as the “Reorganization.”

PA Fund Management LLC (“PAFM”) has recommended that the proposal (the “Proposal”) that shareholders approve the Reorganization be withdrawn from consideration. Based upon that recommendation, the Board of Trustees has determined to withdraw the Proposal and is considering possible alternatives for the Fund.

In that connection, effective immediately, statements in the December 20, 2004 supplement regarding restrictions on sales and exchanges of the Large-Cap Growth Fund no longer apply, and shares of the Large-Cap Growth Fund are available for purchase and for exchanges from other PIMCO Funds, as described in the Prospectus.

Disclosure Relating to NACM Growth Fund

Effective January 1, 2005, the portfolio management of the NACM Growth Fund was transferred to a team led by Stacey R. Nutt and David J. Pavan. Messrs. Nutt and Pavan also serve as portfolio managers for the NACM International Fund and additional information about them may be found in the Prospectus under “Management of the Fund—Sub-Advisers.”

In connection with these changes, the disclosure in the Prospectus relating to the NACM Growth Fund (the “Fund”) is hereby revised as follows:

The first three paragraphs of the Fund Summary for the Fund are replaced with the following four paragraphs:

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in growth equity securities of U.S. companies with large market capitalizations. The Fund defines large capitalization companies as those with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index as measured at the time of purchase ($4.5 billion and greater as of December 31, 2004). The capitalization of the companies held by the Fund may fluctuate greatly as the market moves upwards or downwards.

The Fund’s portfolio managers focus on identifying the strongest investment opportunities in the U.S. large cap equity universe by applying a multidimensional research process that integrates a proprietary quantitative model overlaid with fundamental analysis. The process begins with NACM’s quantitative research model, which estimates a rate of return for each stock in the investment universe based on an array of factors. The research model focuses on key characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions.

When determining whether they believe positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables including earnings acceleration and valuation measures. Once the portfolio mangers have assessed an investment opportunity for the presence of a positive catalyst and sustainability, they seek confirming signals that these changes are beginning to be recognized by the market through rising stock prices. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund’s investment objective and principal strategies.

In addition to the foregoing, the Fund’s Fund Summary and the Summary Information Table in the Prospectus are changed to indicate that the Fund’s approximate number of holdings is 50 to 80.

Disclosure Relating to the PIMCO NACM Value Fund

On December 30, 2004 (the “Liquidation Date”), the PIMCO NACM Value Fund (the “Fund”) was dissolved and its shares are no longer offered to the public.

Disclosure Relating to NFJ Dividend Value and NFJ Small-Cap Value Funds

Effective immediately, the Average Annual Total Returns table in the NFJ Dividend Value Fund Summary is revised by deleting the S&P 500 Index as the primary benchmark for the Fund and replacing it with the Russell 1000 Value Index, which the Adviser believes to be more representative of the Fund’s investment strategies. The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index. For periods ended December 31, 2003, the 1 Year and Fund Inception average annual total returns of the Russell 1000 Value Index were 30.03% and 3.08%, respectively.

Effective immediately, the Average Annual Total Returns table in the NFJ Small-Cap Value Fund Summary is revised by deleting the Russell 2000 Index as the primary benchmark for the Fund and replacing it with the Russell 2000 Value Index, which the Adviser believes to be more representative of the Fund’s investment strategies. The Russell 2000 Value Index is an unmanaged index that measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index. For periods ended December 31, 2003, the 1 Year, 5 Year, 10 Year and Fund Inception average annual total returns of the Russell 2000 Value Index were 46.03%, 12.28%, 12.70% and 15.31%, respectively.

Effective immediately, the description of the Lipper Small-Cap Value Funds Average in the Average Annual Total Returns table in the NFJ Small-Cap Value Fund Summary is amended and restated as follows:

“The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not take into account sales charges and is not itself weighted by the size of the funds.”

Disclosure Relating to NFJ Large-Cap Value Fund

Effective immediately, the NFJ Large-Cap Value Fund is changing the range of its portfolio holdings and the approximate capitalization range of those holdings. The disclosure in the NFJ Large-Cap Value Fund Summary and “Summary Information” table is revised to reflect the “Approximate Number of Holdings” as between “40-50” and the “Approximate Capitalization Range” as the “Largest 250 publicly traded companies.”

Effective immediately, the Prospectus is further supplemented by the following corresponding changes:

The first sentence of the first paragraph of the NFJ Large-Cap Value Fund Summary is amended and restated as follows: “The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities issued by large-capitalization companies, which the Fund considers to be the 250 largest publicly traded companies (in terms of market capitalization) in the United States, including ADRs (i.e., market capitalizations of approximately $10 billion and greater as of September 30, 2004).”

The first three sentences of the second paragraph of the NFJ Large-Cap Value Fund Summary are amended and restated as follows:

“The Fund classifies its investment universe of the 250 largest companies by industry. The portfolio managers then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 100 candidates, the portfolio managers select approximately 40-50 stocks for the Fund.”

The Average Annual Total Returns table in the NFJ Large-Cap Value Fund Summary is revised by deleting the Lipper Multi-Cap Value Funds Average as a benchmark for the Fund and replacing it with the Lipper Large-Cap Value Funds Average. The Lipper Large-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. It does not take into account sales charges and is not itself weighted by the size of the funds. For periods ended December 31, 2003, the 1 Year and Fund Inception average annual total returns of the Lipper Large-Cap Value Funds Average were 28.10% and 0.81%, respectively.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated February 11, 2005

to the Prospectus for Class D Shares of PIMCO International/Sector Stock Funds

Dated November 1, 2004

Disclosure Relating to the RCM Innovation Fund (formerly PEA Innovation Fund)

On December 17, 2004, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved: (i) the termination of PEA Capital LLC as the sub-adviser to the RCM Innovation Fund (formerly PEA Innovation Fund) effective as of the close of business on December 31, 2004, (ii) the renaming of that Fund as the RCM Innovation Fund effective January 1, 2005 and (iii) an interim portfolio management agreement (the “Interim Agreement”) with RCM Capital Management LLC (“RCM”) effective as of January 1, 2005. Under the Interim Agreement, RCM will assume portfolio management responsibilities for the RCM Innovation Fund, and the Fund’s portfolio will be managed by Walter C. Price, CFA and Huachen Chen, CFA. Mr. Price is a Managing Director, Senior Analyst and Portfolio Manager on the RCM Global Technology Team. He joined RCM in 1974 as a Senior Securities Analyst in technology and since 1985, he has had increasing portfolio responsibility for technology stocks. Mr. Chen is a Senior Portfolio Manager. He joined RCM in 1984 as a Securities Analyst. He has covered many sectors within technology, as well as the electrical equipment and multi-industry areas. Messrs. Price and Chen have co-managed many technology portfolios together. This change in sub-adviser to the RCM Innovation Fund will not result in any change in the investment strategies, policies or fees of the Fund as disclosed in the Prospectus.

The Interim Agreement will terminate upon the earlier to occur of the following: (i) the effectiveness of a portfolio management agreement between PA Fund Management LLC, the RCM Innovation Fund’s adviser (“Adviser”), and RCM with respect to the RCM Innovation Fund approved by the affirmative vote of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund; (ii) the close of business on May 30, 2005; or (iii) the termination of the RCM Innovation Fund, whether by merger, liquidation or otherwise, or the termination of the advisory agreement between the Trust and the Adviser. As noted below, it is proposed that the RCM Innovation Fund will reorganize with and into the RCM Global Technology Fund, another series of the Trust, on or around April 29, 2005.

Disclosure Relating to the RCM Innovation and RCM Global Technology Funds

On December 17, 2004, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the RCM Innovation Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the RCM Global Technology Fund (the “Acquiring Fund”). The proposed transaction between the RCM Innovation Fund and the RCM Global Technology Fund is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to occur on or around April 29, 2005 although the Reorganization may be delayed. It is expected that the RCM Global Technology Fund after the merger will have an expense ratio higher than the current expense ratio of the RCM Innovation Fund.

In anticipation of the Reorganization, the Acquired Fund may sell certain assets, will incur transaction costs, will recognize taxable gain or loss on any such sales, and will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, they will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund.

Other Information

In addition, in connection with the Reorganization, the following actions are being taken:

(i) Except as noted below, effective as of the close of business on January 31, 2005, the Acquired Fund will no longer sell shares to new investors.

(ii) Existing shareholders on January 31, 2005 may continue to purchase Acquired Fund shares until the close of business on April 25, 2005. Participants in certain self-directed qualified benefit plans, if any, that owned shares of the Acquired Fund as of the close of business on January 31, 2005 for any single plan participant will be able to direct the purchase of the Acquired Fund’s shares by their plan account for so long as the plan continues to own such shares of the Acquired Fund for any plan participant.

(iii) Effective as of the close of business on April 25, 2005, the Acquired Fund will no longer be eligible for exchanges from other PIMCO Funds.

The Trust and PA Distributors LLC (“PAD”) each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

The consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding shares of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated February 11, 2005

to the Prospectus for Class R Shares of PIMCO Stock Funds

Dated November 1, 2004

Disclosure Relating to NFJ Dividend Value and NFJ Small-Cap Value Funds

Effective immediately, the Average Annual Total Returns table in the NFJ Dividend Value Fund Summary is revised by deleting the S&P 500 Index as the primary benchmark for the Fund and replacing it with the Russell 1000 Value Index, which the Adviser believes to be more representative of the Fund’s investment strategies. The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index. For periods ended December 31, 2003, the 1 Year and Fund Inception average annual total returns of the Russell 1000 Value Index were 30.03% and 3.08%, respectively.

Effective immediately, the Average Annual Total Returns table in the NFJ Small-Cap Value Fund Summary is revised by deleting the Russell 2000 Index as the primary benchmark for the Fund and replacing it with the Russell 2000 Value Index, which the Adviser believes to be more representative of the Fund’s investment strategies. The Russell 2000 Value Index is an unmanaged index that measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index. For periods ended December 31, 2003, the 1 Year, 5 Year, 10 Year and Fund Inception average annual total returns of the Russell 2000 Value Index were 46.03%, 12.28%, 12.70% and 15.31%, respectively.

Effective immediately, the description of the Lipper Small-Cap Value Funds Average in the Average Annual Total Returns table in the NFJ Small-Cap Value Fund Summary is amended and restated as follows:

“The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not take into account sales charges and is not itself weighted by the size of the funds.”

Disclosure Relating to the RCM Large-Cap Growth Fund

In a supplement dated December 20, 2004, it was disclosed that the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) had approved an Agreement and Plan of Reorganization pursuant to which the RCM Large-Cap Growth Fund (the “Large-Cap Growth Fund”) would be reorganized on a tax-free basis with and into the RCM Tax-Managed Growth Fund (the “Tax-Managed Growth Fund”), subject to the approval of the shareholders of the Large-Cap Growth Fund. The proposed transaction between the Large-Cap Growth Fund and the Tax-Managed Growth Fund is referred to as the “Reorganization.”

PA Fund Management LLC (“PAFM”) has recommended that the proposal (the “Proposal”) that shareholders approve the Reorganization be withdrawn from consideration. Based upon that recommendation, the Board of Trustees has determined to withdraw the Proposal and is considering possible alternatives for the Fund.

In that connection, effective immediately, statements in the December 20, 2004 supplement regarding restrictions on sales and exchanges of the Large-Cap Growth Fund no longer apply, and shares of the Large-Cap Growth Fund are available for purchase and for exchanges from other PIMCO Funds, as described in the Prospectus.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated February 11, 2005

to the Prospectus for Class A, B and C Shares of RCM Innovation Fund (formerly PEA Innovation Fund)

Dated November 1, 2004

On December 17, 2004, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved: (i) the termination of PEA Capital LLC as the sub-adviser to the RCM Innovation Fund (formerly PEA Innovation Fund) effective as of the close of business on December 31, 2004, (ii) the renaming of that Fund as the RCM Innovation Fund effective January 1, 2005 and (iii) an interim portfolio management agreement (the “Interim Agreement”) with RCM Capital Management LLC (“RCM”) effective as of January 1, 2005. Under the Interim Agreement, RCM will assume portfolio management responsibilities for the RCM Innovation Fund, and the Fund’s portfolio will be managed by Walter C. Price, CFA and Huachen Chen, CFA. Mr. Price is a Managing Director, Senior Analyst and Portfolio Manager on the RCM Global Technology Team. He joined RCM in 1974 as a Senior Securities Analyst in technology and since 1985, he has had increasing portfolio responsibility for technology stocks. Mr. Chen is a Senior Portfolio Manager. He joined RCM in 1984 as a Securities Analyst. He has covered many sectors within technology, as well as the electrical equipment and multi-industry areas. Messrs. Price and Chen have co-managed many technology portfolios together. This change in sub-adviser to the RCM Innovation Fund will not result in any change in the investment strategies, policies or fees of the Fund as disclosed in the Prospectus.

The Interim Agreement will terminate upon the earlier to occur of the following: (i) the effectiveness of a portfolio management agreement between PA Fund Management LLC, the RCM Innovation Fund’s adviser (“Adviser”), and RCM with respect to the RCM Innovation Fund approved by the affirmative vote of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund; (ii) the close of business on May 30, 2005; or (iii) the termination of the RCM Innovation Fund, whether by merger, liquidation or otherwise, or the termination of the advisory agreement between the Trust and the Adviser. As noted below, it is proposed that the RCM Innovation Fund will reorganize with and into the RCM Global Technology Fund, another series of the Trust, on or around April 29, 2005.

On December 17, 2004, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the RCM Innovation Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the RCM Global Technology Fund (the “Acquiring Fund”). The proposed transaction between the RCM Innovation Fund and the RCM Global Technology Fund is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to occur on or around April 29, 2005, although the Reorganization may be delayed. It is expected that the RCM Global Technology Fund after the merger will have an expense ratio higher than the current expense ratio of the RCM Innovation Fund. Information about the RCM Global Technology Fund can be found in its prospectus, which is available without charge by calling 1-800-426-0107 or at www.pimcoadvisors.com.

In anticipation of the Reorganization, the Acquired Fund may sell certain assets, will incur transaction costs, will recognize taxable gain or loss on any such sales, and will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, they will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund.

Other Information

In addition, in connection with the Reorganization, the following actions are being taken:

(i) Except as noted below, effective as of the close of business on January 31, 2005, the Acquired Fund will no longer sell shares to new investors.

(ii) Existing shareholders on January 31, 2005 may continue to purchase Acquired Fund shares until the close of business on April 25, 2005. Participants in certain self-directed qualified benefit plans, if any, that owned shares of the Acquired Fund as of the close of business on January 31, 2005 for any single plan participant will be able to direct the purchase of the Acquired Fund’s shares by their plan account for so long as the plan continues to own such shares of the Acquired Fund for any plan participant.

(iii) Effective as of the close of business on April 25, 2005, the Acquired Fund will no longer be eligible for exchanges from other PIMCO Funds.

The Trust and PA Distributors LLC (“PAD”) each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

The consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding shares of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated February 11, 2005

to the Prospectus for Institutional and Administrative Class Shares of PIMCO RCM Funds

Dated November 1, 2004

Disclosure Relating to the RCM Large-Cap Growth and

RCM Tax-Managed Growth Funds

In a supplement dated December 20, 2004, it was disclosed that the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) had approved an Agreement and Plan of Reorganization pursuant to which the RCM Large-Cap Growth Fund (the “Large-Cap Growth Fund”) would be reorganized on a tax-free basis with and into the RCM Tax-Managed Growth Fund (the “Tax-Managed Growth Fund”), subject to the approval of the shareholders of the Large-Cap Growth Fund. The proposed transaction between the Large-Cap Growth Fund and the Tax-Managed Growth Fund is referred to as the “Reorganization.”

PA Fund Management LLC (“PAFM”) has recommended that the proposal (the “Proposal”) that shareholders approve the Reorganization be withdrawn from consideration. Based upon that recommendation, the Board of Trustees has determined to withdraw the Proposal and is considering possible alternatives for the Fund.

In that connection, effective immediately, statements in the December 20, 2004 supplement regarding restrictions on sales and exchanges of the Large-Cap Growth Fund no longer apply, and shares of the Large-Cap Growth Fund are available for purchase and for exchanges from other PIMCO Funds, as described in the Prospectus.

The Prospectus will be further supplemented or revised if these events do not occur substantially as outlined above.

Disclosure Relating to the RCM Global Technology Fund

On December 17, 2004, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the RCM Innovation Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the RCM Global Technology Fund (the “Acquiring Fund”). The proposed transaction between the RCM Innovation Fund and the RCM Global Technology Fund is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to occur on or around April 29, 2005, although the Reorganization may be delayed. It is expected that the RCM Global Technology Fund after the merger will have an expense ratio higher than the current expense ratio of the RCM Innovation Fund.

In anticipation of the Reorganization, the Acquired Fund may sell certain assets, will incur transaction costs, will recognize taxable gain or loss on any such sales, and will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, they will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund.

Other Information

In addition, in connection with the Reorganization, the following actions are being taken:

(i) Except as noted below, effective as of the close of business on January 31, 2005, the Acquired Fund will no longer sell shares to new investors.

(ii) Existing shareholders on January 31, 2005 may continue to purchase Acquired Fund shares until the close of business on April 25, 2005. Participants in certain self-directed qualified benefit plans, if any, that owned shares of the Acquired Fund as of the close of business on January 31, 2005 for any single plan participant will be able to direct the purchase of the Acquired Fund’s shares by their plan account for so long as the plan continues to own such shares of the Acquired Fund for any plan participant.

(iii) Effective as of the close of business on April 25, 2005, the Acquired Fund will no longer be eligible for exchanges from other PIMCO Funds.

The Trust and PA Distributors LLC (“PAD”) each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

The consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding shares of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated February 11, 2005

to the Prospectus for Institutional and Administrative Class Shares of PIMCO NACM Funds

Dated November 1, 2004

Disclosure Relating to the PIMCO NACM Value Fund

On December 30, 2004 (the “Liquidation Date”), the PIMCO NACM Value Fund (the “Fund”) was dissolved and its shares are no longer offered to the public.

Disclosure Relating to NACM Growth Fund

Effective January 1, 2005, the portfolio management of the NACM Growth Fund was transferred to a team led by Stacey R. Nutt and David J. Pavan. Messrs. Nutt and Pavan also serve as portfolio managers for the NACM International Fund and additional information about them may be found in the Prospectus under “Management of the Fund—Sub-Advisers.”

In connection with these changes, the disclosure in the Prospectus relating to the NACM Growth Fund (the “Fund”) is hereby revised as follows:

The first three paragraphs of the Fund Summary for the Fund are replaced with the following four paragraphs:

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in growth equity securities of U.S. companies with large market capitalizations. The Fund defines large capitalization companies as those with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index as measured at the time of purchase ($4.5 billion and greater as of December 31, 2004). The capitalization of the companies held by the Fund may fluctuate greatly as the market moves upwards or downwards.

The Fund’s portfolio managers focus on identifying the strongest investment opportunities in the U.S. large cap equity universe by applying a multidimensional research process that integrates a proprietary quantitative model overlaid with fundamental analysis. The process begins with NACM’s quantitative research model, which estimates a rate of return for each stock in the investment universe based on an array of factors. The research model focuses on key characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions.

When determining whether they believe positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables including earnings acceleration and valuation measures. Once the portfolio mangers have assessed an investment opportunity for the presence of a positive catalyst and sustainability, they seek confirming signals that these changes are beginning to be recognized by the market through rising stock prices. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund’s investment objective and principal strategies.

In addition to the foregoing, the Fund’s Fund Summary and the Summary Information Table in the Prospectus are changed to indicate that the Fund’s approximate number of holdings is 50 to 80.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated February 11, 2005

to the Prospectus for Class A, B and C Shares of PIMCO International/Sector Stock Funds

Dated November 1, 2004

Disclosure Relating to the RCM Global Technology Fund

On December 17, 2004, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the RCM Innovation Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the RCM Global Technology Fund (the “Acquiring Fund”). The proposed transaction between the RCM Innovation Fund and the RCM Global Technology Fund is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to occur on or around April 29, 2005, although the Reorganization may be delayed.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated February     , 2005

to the Prospectus for Institutional and Administrative Class Shares of PIMCO Funds

Dated November 1, 2004

Disclosure Relating to the RCM Innovation Fund (formerly PEA Innovation Fund)

On December 17, 2004, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved: (i) the termination of PEA Capital LLC as the sub-adviser to the RCM Innovation Fund (formerly PEA Innovation Fund) effective as of the close of business on December 31, 2004, (ii) the renaming of that Fund as the RCM Innovation Fund effective January 1, 2005 and (iii) an interim portfolio management agreement (the “Interim Agreement”) with RCM Capital Management LLC (“RCM”) effective as of January 1, 2005. Under the Interim Agreement, RCM will assume portfolio management responsibilities for the RCM Innovation Fund, and the Fund’s portfolio will be managed by Walter C. Price, CFA and Huachen Chen, CFA. Mr. Price is a Managing Director, Senior Analyst and Portfolio Manager on the RCM Global Technology Team. He joined RCM in 1974 as a Senior Securities Analyst in technology and since 1985, he has had increasing portfolio responsibility for technology stocks. Mr. Chen is a Senior Portfolio Manager. He joined RCM in 1984 as a Securities Analyst. He has covered many sectors within technology, as well as the electrical equipment and multi-industry areas. Messrs. Price and Chen have co-managed many technology portfolios together. This change in sub-adviser to the RCM Innovation Fund will not result in any change in the investment strategies, policies or fees of the Fund as disclosed in the Prospectus.

The Interim Agreement will terminate upon the earlier to occur of the following: (i) the effectiveness of a portfolio management agreement between PA Fund Management LLC, the RCM Innovation Fund’s adviser (“Adviser”), and RCM with respect to the RCM Innovation Fund approved by the affirmative vote of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund; (ii) the close of business on May 30, 2005; or (iii) the termination of the RCM Innovation Fund, whether by merger, liquidation or otherwise, or the termination of the advisory agreement between the Trust and the Adviser. As noted below, it is proposed that the RCM Innovation Fund will reorganize with and into the RCM Global Technology Fund, another series of the Trust, on or around April 29, 2005, although the reorganization may be delayed.

Disclosure Relating to the RCM Innovation Fund

On December 17, 2004, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the RCM Innovation Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the RCM Global Technology Fund (the “Acquiring Fund”). The proposed transaction between the RCM Innovation Fund and the RCM Global Technology Fund is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to occur on or around April 29, 2005, although the Reorganization may be delayed. It is expected that the RCM Global Technology Fund after the merger will have an expense ratio higher than the current expense ratio of the RCM Innovation Fund. Information about the RCM Global Technology Fund can be found in its prospectus, which is available without charge by calling 1-800-927-4648 or at www.pimcoadvisors.com.

In anticipation of the Reorganization, the Acquired Fund may sell certain assets, will incur transaction costs, will recognize taxable gain or loss on any such sales, and will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, they will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the

Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund.

Other Information

In addition, in connection with the Reorganization, the following actions are being taken:

(i) Except as noted below, effective as of the close of business on January 31, 2005, the Acquired Fund will no longer sell shares to new investors.

(ii) Existing shareholders on January 31, 2005 may continue to purchase Acquired Fund shares until the close of business on April 25, 2005. Participants in certain self-directed qualified benefit plans, if any, that owned shares of the Acquired Fund as of the close of business on January 31, 2005 for any single plan participant will be able to direct the purchase of the Acquired Fund’s shares by their plan account for so long as the plan continues to own such shares of the Acquired Fund for any plan participant.

(iii) Effective as of the close of business on April 25, 2005, the Acquired Fund will no longer be eligible for exchanges from other PIMCO Funds.

The Trust and PA Distributors LLC (“PAD”) each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

The consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding shares of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

Disclosure Relating to NFJ Dividend Value and NFJ Small-Cap Value Funds

Effective immediately, the Average Annual Total Returns table in the NFJ Dividend Value Fund Summary is revised by deleting the S&P 500 Index as the primary benchmark for the Fund and replacing it with the Russell 1000 Value Index, which the Adviser believes to be more representative of the Fund’s investment strategies. The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index. For periods ended December 31, 2003, the 1 Year and Fund Inception average annual total returns of the Russell 1000 Value Index were 30.03% and 3.08%, respectively.

Effective immediately, the Average Annual Total Returns table in the NFJ Small-Cap Value Fund Summary is revised by deleting the Russell 2000 Index as the primary benchmark for the Fund and replacing it with the Russell 2000 Value Index, which the Adviser believes to be more representative of the Fund’s investment strategies. The Russell 2000 Value Index is an unmanaged index that measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index. For periods ended December 31, 2003, the 1 Year, 5 Year, 10 Year and Fund Inception average annual total returns of the Russell 2000 Value Index were 46.03%, 12.28%, 12.70% and 15.31%, respectively.

Effective immediately, the description of the Lipper Small-Cap Value Funds Average in the Average Annual Total Returns table in the NFJ Small-Cap Value Fund Summary is amended and restated as follows:

“The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P

SuperComposite 1500 Index. It does not take into account sales charges and is not itself weighted by the size of the funds.”

Disclosure Relating to NFJ Large-Cap Value Fund

Effective immediately, the NFJ Large-Cap Value Fund is changing the range of its portfolio holdings and the approximate capitalization range of those holdings. The disclosure in the NFJ Large-Cap Value Fund Summary and “Summary Information” table is revised to reflect the “Approximate Number of Holdings” as between “40-50” and the “Approximate Capitalization Range” as the “Largest 250 publicly traded companies.”

Effective immediately, the Prospectus is further supplemented by the following corresponding changes:

The first sentence of the first paragraph of the NFJ Large-Cap Value Fund Summary is amended and restated as follows: “The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities issued by large-capitalization companies, which the Fund considers to be the 250 largest publicly traded companies (in terms of market capitalization) in the United States, including ADRs (i.e., market capitalizations of approximately $10 billion and greater as of September 30, 2004).”

The first three sentences of the second paragraph of the NFJ Large-Cap Value Fund Summary are amended and restated as follows:

“The Fund classifies its investment universe of the 250 largest companies by industry. The portfolio managers then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 100 candidates, the portfolio managers select approximately 40-50 stocks for the Fund.”

The Average Annual Total Returns table in the NFJ Large-Cap Value Fund Summary is revised by deleting the Lipper Multi-Cap Value Funds Average as a benchmark for the Fund and replacing it with the Lipper Large-Cap Value Funds Average. The Lipper Large-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. It does not take into account sales charges and is not itself weighted by the size of the funds. For periods ended December 31, 2003, the 1 Year and Fund Inception average annual total returns of the Lipper Large-Cap Value Funds Average were 28.10% and 0.81%, respectively.